Financial Instruments - Schedule of Fair Value Hierarchy of Company's Financial Instruments (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	₩ 86,051	₩ 39,095	₩ 39,095	₩ 16,720	₩ 24,909
Short-term financial instruments	9,500	22,500
Level 1
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	48,005	24,431
Short-term financial instruments	5,500	11,000
Level 2
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	38,046	14,664
Short-term financial instruments	₩ 4,000	₩ 11,500